Decommissioning And Restoration Liability	12 Months Ended
Dec. 31, 2021
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Decommissioning and Restoration Liability
8.	DECOMMISSIONING AND RESTORATION LIABILITY
The decommissioning and restoration liability is the addition of the liabilities for both the GK Mine and the Kennady North Project, which are broken down separately below.
The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Expected undiscounted cash flows	$84,128	$61,558

Discount rate	1.42%	0.67%

Inflation rate	2.00%	2.00%

Periods	2030	2030
The Kennady North Project decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Expected undiscounted cash flows	$2,467	$2,268
Discount rate	0.25%	0.25%
Inflation rate	2.00%	2.00%
Periods	2024	2024
The decommissioning and restoration liability has been calculated using expected cash flows that are current dollars, with inflation.
During the year ended December 31, 2021, the decommissioning and restoration liability was changed by $19,471 (2020 – $13,364), resulting primarily from a refinement of scope and individual unit cost increases and changes in discount rates.
The continuity of the decommissioning and restoration liability at December 31, 2021 and 2020 is as follows:

	GK Mine	KNP	Total

Balance, at January 1, 2020	$56,429	$2,087	$58,516

Change in estimate of discounted cash flows	13,086	278	13,364

Accretion recorded during the year	976	76	1,052

Balance, at December 31, 2020	$70,491	$2,441	$72,932

Less: current portion of decommissioning and restoration liability	2,489	-	2,489

Non-current decommissioning and restoration liability, at December 31, 2020	$68,002	$2,441	$70,443

Change in estimate of discounted cash flows	19,223	248	19,471

Accretion recorded during the year	704	6	710

Balance, at December 31, 2021	$90,418	$2,695	$93,113

Less: current portion of decommissioning and restoration liability	721	-	721

Non-current decommissioning and restoration liability, at December 31, 2021	$89,697	$2,695	$92,392